Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Derivative Liabilities

Convertible notes payable and underlying warrants

As discussed in Note 6 under Bridge Financing, we previously issued convertible notes payable that provided for the issuance of warrants to purchase our common stock at a future date. The conversion term for the convertible notes was variable based on certain factors. The number of warrants to be issued was based on the future price of our common stock.

As of December 31, 2012 and through June 17, 2013, the number of warrants to be issued was indeterminate. Due to the fact that the number of warrants issuable was indeterminate, the equity environment was tainted and the fair value of all of the warrants underlying the convertible notes payable was recorded as a derivative liability. The fair values of the variable maturity conversion feature (“VMCO”) and the additional share issuance feature (“ASID”) were recorded as derivative liabilities on the issuance date.

On June 17, 2013, we converted all of the outstanding convertible notes payable into shares of our common stock, and issued the warrants underlying the convertible notes payable. At that time, the derivative liabilities related to the VMCO and ASID totaling $7,792,657 were reclassified to additional paid-in capital.

Private Placement Shares and Warrants

We completed a private placement in September 2011 for the sale of units consisting of shares of common stock and warrants to purchase our common stock. Both the common shares and the warrants contain anti-dilutive, or down round, price protection. We recorded derivative liabilities related to the down round price protection on the common shares and the warrants.

The down round price protection on the common shares expired in August 2012, and the down round price protection for the warrants terminates when the warrants expire or are exercised.

Allonge

As discussed in Note 6 under Bridge Financing, all note holders with convertible notes payable maturing in February 2012 extended the maturity date through May 2012. As consideration to the note holders for the extension of the maturity date, we provided allonges which consisted of the accrued interest on each convertible note payable as of January 31, 2012. The allonges were convertible into shares of common stock at the latest financing price. The value of the allonges was recorded as a derivative liability at the issuance date.

On June 17, 2013, the number of common shares issuable under the allonges was determined to be 527,679 and these shares were issued in July 2013.

Non-employee Warrants

As discussed in Note 7 under Warrants, we previously accounted for warrants issued to non-employees as derivative liabilities. On June 17, 2013, the equity environment was no longer tainted and the value of the derivative liabilities related to the non-employee warrants totaling $176,555 were reclassified to additional paid-in capital.

Summary

The fair values of our derivative liabilities are estimated at the issuance date and are revalued at each subsequent reporting date using a Monte Carlo simulation discussed below.

At March 31, 2014 and December 31, 2013, we recorded current derivative liabilities of $76,097 and $106,176, respectively, which are detailed by instrument type in the table below.

The net change in fair value of the derivative liabilities for the three months ended March 31, 2014 and 2013 was a loss of $30,079 and a gain of $1,001,550, respectively.

The following table presents the derivative liabilities by instrument type as of March 31, 2014 and December 31, 2013:

Derivative Value by Instrument Type	March 31, 2014	December 31, 2013
Common Stock and Warrants	$76,097	$106,176
	$76,097	$106,176

The following table presents details of our derivative liabilities from December 31, 2013 to March 31, 2014:

Balance December 31, 2013	$106,176
Change in fair value of derivative liabilities	(30,079)
Balance March 31, 2014	$79,097

An independent valuation expert calculated the fair value of the compound embedded derivatives using a complex, customized Monte Carlo simulation model suitable to value path dependent American options. The model uses the risk neutral methodology adapted to value corporate securities. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

Key inputs and assumptions used in valuing our derivative liabilities are as follows:

For issuances of notes, common stock and warrants:

·	Stock prices on all measurement dates were based on the fair market value
·	Down round protection is based on the subsequent issuance of common stock at prices less than $1.00 per share and warrants with exercise prices less than $1.00 per share
·	The probability of a future equity financing event triggering the down round protection was estimated at 0%
·	Computed volatility of 115.5%
·	Risk free rate of 0.21%

Related to convertible notes payable and underlying warrants

As discussed in Note 5 under Bridge Financing, we previously issued convertible notes payable that provided for the issuance of warrants to purchase our common stock at a future date. The conversion term for the convertible notes was variable based on certain factors. The number of warrants to be issued was based on the future price of our common stock.

As of December 31, 2012 and through June 17, 2013, the number of warrants to be issued was indeterminate. Due to the fact that the number of warrants issuable was indeterminate, the equity environment was tainted. Because the equity environment was tainted, we accounted for the variable maturity conversion feature (“VMCO”) and the additional share issuance feature (“ASID”) contained in the convertible notes payable as derivative liabilities on the issuance date of the convertible notes payable.

On June 17, 2013, we converted all of the outstanding convertible notes payable into shares of our common stock, and issued the warrants underlying the convertible notes payable. At that time, the taint on the equity environment was removed, and the derivative liabilities related to the VMCO and ASID totaling $7,792,657 were reclassified to equity.

Related to private placement shares and warrants

We completed a private placement in September 2011 for the sale of units consisting of shares of common stock and warrants to purchase our common stock. Both the common shares and the warrants contain anti-dilutive, or down round, price protection. We recorded derivative liabilities related to the down round price protection on the common shares and the warrants at the issuance date.

The down round price protection on the common shares expired on August 15, 2012, resulting in a gain of $236,369 during 2012. The derivative liability was reduced to zero and the gain was recorded as a change in the fair market value of the derivative liability. The down round protection for the warrant terminates when the warrant expires or is exercised.

In October 2012, the exercise price of the warrants was reduced from $12.00 per share to $3.00 per share as a result of the price protection guarantee contained in the warrant agreement.

Our derivative liabilities at December 31, 2013 relate to these warrants.

Related to allonges

As discussed in Note 5 under Bridge Financing, all note holders with convertible notes payable maturing in February 2012 extended the maturity date through May 2012. As consideration to the note holders for the extension of the maturity date, we provided allonges which consisted of the accrued interest on each convertible note payable as of January 31, 2012. The allonges were convertible into shares of common stock at the latest financing price. The value of the allonges was recorded as a derivative liability at the issuance date.

In June 2013, the number of common shares issuable under the allonges was determined to be 87,947 and these shares were issued in July 2013.

Related to non-employee warrants

As discussed in Note 8, we previously accounted for warrants issued to non-employees as derivative liabilities. On June 17, 2013, the equity environment was no longer tainted and the value of the derivative liabilities related to the non-employee warrants totaling $176,555 was reclassified to equity.

Summary

The fair values of our derivative liabilities are estimated at the issuance date and are revalued at each subsequent reporting date using a Monte Carlo simulation discussed below.

At December 31, 2013 and 2012, we recorded current derivative liabilities of $106,176 and $3,074,504, respectively, which are detailed by instrument type in the table below.

The net change in fair value of the derivative liabilities for the years ended December 31, 2013 and 2012 was a loss of $3,766,231 and a gain of $359,530, respectively.

The following table presents the derivative liabilities by instrument type as of December 31, 2013 and 2012:

	December 31,
Derivative Value by Instrument Type	2013	2012
Convertible Bridge Notes	$-	$2,850,085
Common Stock and Warrants	106,176	129,378
Non-employee Warrants	-	95,041
	$106,176	$3,074,504

The following table presents details of the Company’s derivative liabilities from December 31, 2011 to December 31, 2013:

Balance December 31, 2011	$1,573,859
Issuances in derivative value due to new security issuances of notes	5,352,404
Issuances in derivative value due to vesting of non-employee warrants	485,700
Issuances in derivative value due to allonges	118,633
Adjustment to derivative liability due to debt repayment	(129,139)
Adjustment to derivative liability due to debt conversion	(3,361,772)
Adjustment to derivative liability due to warrant cancellation	(1,318)
Change in fair market value of derivative liabilities	(963,863)
Balance December 31, 2012	$3,074,504
Issuances in derivative value due to new security issuances of notes	4,614,714
Issuances in derivative value due to vesting of non-employee warrants	26,969
Adjustment to derivative liability due to note repayment	(40,511)
Adjustment to derivative liability due to note conversion into new notes	(3,152,786)
Adjustment to derivative liability due to note conversion into equity	(7,923,875)
Adjustment to derivative liability due to non-employee warrant conversion	(176,555)
Adjustment to derivative liability due to warrant exercises	(55,546)
Change in fair value of derivative liabilities	3,739,262
Balance December 31, 2013	$106,176

An independent valuation expert calculated the fair value of the compound embedded derivatives using a complex, customized Monte Carlo simulation model suitable to value path dependent American options. The model uses the risk neutral methodology adapted to value corporate securities. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

Key inputs and assumptions used in valuing our derivative liabilities are as follows:

For issuances of notes, common stock and warrants:

·   Stock prices on all measurement dates were based on the fair market value

·   Down round protection for dates prior to April 15, 2013 is based on the subsequent issuance of common stock at prices less than $3.00 per share and warrants with exercise prices less than $3.00 per share. Down round protection for dates between April 15, 2013 and June 17, 2013 is based on the subsequent issuance of common stock at prices less than $1.50 per share and warrants with exercise prices less than $1.50 per share. Thereafter, down round protection is based on the subsequent issuance of common stock at prices less than $1.00 per share and warrants with exercise prices less than $1.00 per share

·   The probability of a future equity financing event triggering the down round protection was estimated at 100%

·   Computed volatility ranging from 86.1% to 128.9%

·   Risk free rates ranging from 0.05% to1.41%

For issuances of non-employee warrants through June 17, 2013:

·   Computed volatility of 128.9%

·   Risk free rates ranging from 0.30% to 0.66%

·   Expected life (years) ranging from 2.48 to 3.27

See Note 10 for a discussion of fair value measurements.